LEASES AND SHIP CHARTERS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum lease payments payable under non-cancellable operating lease	$ 123,880	$ 180,698	$ 239,223
Minimum operating lease payments recognised as expense	107,251	148,986	136,350
On demand or within 1 year
Minimum lease payments payable under non-cancellable operating lease	50,564	80,350	80,205
Between two to five years
Minimum lease payments payable under non-cancellable operating lease	52,884	94,177	143,034
After five years
Minimum lease payments payable under non-cancellable operating lease	20,432	6,171	15,984
Office leases [Member]
Minimum operating lease payments recognised as expense	787	30,788	26,747
Office leases [Member] | On demand or within 1 year
Minimum operating lease payments recognised as expense	671	5,596	5,129
Office leases [Member] | Between two to five years
Minimum operating lease payments recognised as expense	116	19,413	15,333
Office leases [Member] | After five years
Minimum operating lease payments recognised as expense	0	5,779	6,285
Residential property leases [Member]
Minimum operating lease payments recognised as expense	470	322	317
Residential property leases [Member] | On demand or within 1 year
Minimum operating lease payments recognised as expense	338	236	269
Residential property leases [Member] | Between two to five years
Minimum operating lease payments recognised as expense	132	86	48
Other leases member [Member]
Minimum operating lease payments recognised as expense	0	205	62
Other leases member [Member] | On demand or within 1 year
Minimum operating lease payments recognised as expense	0	159	61
Other leases member [Member] | Between two to five years
Minimum operating lease payments recognised as expense	$ 0	$ 46	$ 1